Redeemable Non-controlling Interest (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Abstract]
Summary of ownership of common units

The ownership of the Common Units is summarized as follows:

	March 31, 2023		December 31, 2022
	Units (in thousands)	Ownership %	Units (in thousands)	Ownership %
P3 Health Partners Inc.’s ownership of Common Units	41,579	17.1%	41,579	17.1%
Non-controlling interest holders’ ownership of Common Units	201,867	82.9%	201,592	82.9%
Total Common Units	243,446	100.0%	243,171	100.0%

	December 31, 2022		December 31, 2021
	Units	Ownership %	Units	Ownership %
P3 Health Partners Inc.’s ownership of Common Units	41,578,890	17.1%	41,578,890	17.5%
Non-controlling interest holders’ ownership of Common Units	201,592,012	82.9%	196,553,523	82.5%
Total Common Units	243,170,902	100.0%	238,132,413	100.0%